Discontinued operations - Assets and liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2021	Jan. 04, 2021	Dec. 31, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Intangible assets	€ 63,072		€ 67,565
Other non-current assets	4,422		11,343
Trade and other receivables	88,133		148,418
Cash and cash equivalents			7,884
Other current assets	9,286		11,953
Total assets	0		23,406
Non-current lease liabilities	21,429		23,035
Other non-current liabilities	6,478		8,096
Trade and other liabilities	151,721		172,386
Current lease liabilities	6,480		6,401
Total liabilities	€ 0		€ (8,917)
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Intangible assets		€ 21
Property, plant and equipment		10,050
Other non-current assets		160
Trade and other receivables		4,428
Cash and cash equivalents		7,884
Other current assets		863
Total assets		23,406
Non-current lease liabilities		4,115
Other non-current liabilities		70
Trade and other liabilities		4,479
Current lease liabilities		727
Income tax payable		356
Total liabilities		(9,747)
Net assets disposed of		€ 13,658